Acquisitions and Investments Level 1 (Notes)	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Acquisitions and Investments

On October 28, 2005, we became a limited partner of POP Radio pursuant to the terms of a subscription agreement dated as of the same date. As part of the transaction, effective January 1, 2006, we became the exclusive sales representative of the majority of advertising on the POP Radio network for five years, until December 31, 2010, unless earlier terminated by the express terms of the sales representative agreement. This agreement was extended to December 31, 2011 on December 31, 2010. We hold a 20% limited partnership interest in POP Radio. No additional capital contributions are required by any of the limited partners. This investment is being accounted for under the equity method. The initial investment balance was de minimis, and our equity in earnings of POP Radio through December 31, 2010 was de minimis. Pursuant to the terms of a 2006 recapitalization, if and when one of the other partners elects to exercise warrants it received in connection with the transaction, our limited partnership interest in POP Radio will decrease from 20% to 6%. As of December 31, 2010, these warrants were outstanding.